May 2, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Division of Investment Management

RE:    Talcott Resolution Life Insurance Company Separate Account Twelve (“Registrant”)
    333-114401 - HV-4824 – Group Variable Funding Agreements
    333-114404 - HV-4900 – Group Variable Funding Agreements

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.The Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike Knowles
Mike Knowles
Vice President and Assistant General Counsel
Empower Annuity Insurance Company of America and Empower Life & Annuity Insurance Company of New York,
sub-administrator and agent of Talcott Resolution Life Insurance Company
Separate Account Twelve